SUBSEQUENT EVENTS (Q3) (Details)				9 Months Ended
	Nov. 16, 2015 USD ($)	Nov. 09, 2015 USD ($)	Oct. 23, 2015 USD ($)	Sep. 30, 2015 $ / shares	Sep. 06, 2015 USD ($) Closing $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Subsequent Event [Line Items]
Equity investment under Securities Purchase Agreement					$ 1,588,225
Number of shares to be issued under Securities Purchase Agreement (in shares) | shares					4,179,539
Common stock par value ( in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Purchase price (in dollars per share) | $ / shares					$ 0.38
Number of closings for purchase and sale of shares | Closing					3
Percentage of referral fee to european placement agent				12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock under October 2015 offering		$ 220,000	$ 1,050,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock under October 2015 offering	$ 117,000